Other assets and liabilities F.2. Inventories (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Subclassifications of assets, liabilities and equities [abstract]
Telephone and equipment	$ 18	$ 26
SIM cards	3	4
IRUs	3	3
Other	9	6
Inventory	$ 32	$ 39	[1],[2]

[1]	Not restated for the application of IFRS 16 as the Group elected the modified retrospective approach.
[2]	The consolidated statement of financial position at December 31, 2018 has been restated after finalization of the Cable Onda purchase accounting (note A.1.2.).